STRATEGIC PARTNERS MUTUAL FUNDS, INC.

100 Mulberry Street, GC3

Newark, NJ 07102

October 16, 2009

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re:	485(a) Filing for Strategic Partners Mutual Funds, Inc.
Registration Nos. 333-23017, 811-08085

Dear Sir or Madam:

          We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. The purpose of the filing of the Post-Effective Amendment is to conform the Registrant’s Prospectus to the requirements of the new summary prospectus rule, as set forth in 17 CFR Parts 230, 232, 239, and 274.           Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary